LEASES (Narrative) (Details)	12 Months Ended
Dec. 31, 2021 m²
Presentation of leases for lessee [abstract]
Area of lease	51,177
Lease term	October 2020 to end on December 31, 2029
Period of lease agreements for service centers and retail stores	two to ten years
Extend period of lease	twenty years
Percentage of increase of lease payment	2%-10%
Period of lease agreements in respect of cell sites and switching stations	two to ten years
Lease contract period	ten years
Lease contract period for vehicle	three years
Percentage of increase of lease payment mostly	2%-10%